TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,113	$ 1,053
Additions based on tax positions taken related to the current year	1,335	148
Reduction related to expirations of statute of limitations or settlements of tax matters	(578)	(92)
Foreign currency translation adjustments	4	4
Balance at the end of the year	$ 1,874	$ 1,113